Reinsurance -Reinsurance recoverable (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Reinsurance recoverable
Reinsurance recoverable on paid losses		$ 1.8		$ 0.5
Ceded unpaid loss and LAE	$ 32.0	18.5	$ 16.4	11.3	$ 2.0
Total reinsurance recoverable	$ 42.2	$ 20.3		$ 11.8